Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets		$ 23,040
Derivative Assets	14,415	69,797
Accrued Liabilities	(24,491)	(22,022)
Current Portion of Derivative Liabilities	(203,957)	(143,999)
Derivative Liabilities	(422,182)	(299,570)
Derivatives not designated as a cash flow hedge [Member] | Warrant [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	9,314
Derivatives not designated as a cash flow hedge [Member] | Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets		482
Derivative Assets		12
Current Portion of Derivative Liabilities	(14,218)	(1,819)
Derivative Liabilities	(4,189)	(155)
Derivatives not designated as a cash flow hedge [Member] | Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets		21,779
Derivative Assets	5,101	69,785
Accrued Liabilities	(22,656)	(22,025)
Current Portion of Derivative Liabilities	(148,006)	(140,503)
Derivative Liabilities	(240,171)	(248,091)
Derivatives not designated as a cash flow hedge [Member] | Cross currency swap agreements [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Assets		779
Accrued Liabilities	(1,835)	3
Current Portion of Derivative Liabilities	(41,733)	(1,677)
Derivative Liabilities	$ (177,822)	$ (51,324)